     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 7, 2003
                                             1933 ACT REGISTRATION NO. 333-84688
                                             1940 ACT REGISTRATION NO. 811-08559
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1
            REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                                AMENDMENT NO. 1

             LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (EXACT NAME OF DEPOSITOR)

                100 Madison Street Suite 1860 Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

           Robert O. Sheppard, Esquire                            COPY TO:
   Lincoln Life & Annuity Company of New York          Christine S. Frederick, Esquire
               100 Madison Street                    The Lincoln National Life Insurance
                   Suite 1860                                      Company
               Syracuse, NY 13202                             350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2001 was filed March 27, 2002.

    It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b)
------
        on May 1, 2003 (date) pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
  X     on 5/1/03 (date) pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE:
100 MADISON STREET                                 CLIENT SERVICE CENTER MVL1
SUITE 1860                                         350 CHURCH STREET
SYRACUSE, NY 13202                                 HARTFORD, CT 06103-1106
(888) 223-1860                                     (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This prospectus describes Lincoln VUL(DB)-II, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", " the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

    The policy described in this prospectus is available only in New York.

    You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

                - AIM VARIABLE INSURANCE FUNDS

                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

                - AMERICAN FUNDS INSURANCE SERIES

                - DELAWARE VIP TRUST

                - FIDELITY VARIABLE INSURANCE PRODUCTS

                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                - JANUS ASPEN SERIES

                - LINCOLN NATIONAL FUNDS

                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST

                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                - PUTNAM VARIABLE TRUST

                - SCUDDER VIT FUNDS

    Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               PROSPECTUS DATED:

                               TABLE OF CONTENTS

CONTENTS                                  PAGE
--------                                  ----
POLICY SUMMARY........................       3
  Benefits of Your Policy.............       3
  Risks of Your Policy................       3
  Charges and Fees....................       4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       6
  Funds...............................       7
  Fund Withdrawal and Substitution....       9
  Voting Rights.......................       9
POLICY CHARGES AND FEES...............      10
  Premium Load; Net Premium Payment...      10
  Surrender Charges...................      10
  Partial Surrender Fee...............      12
  Fund Transfer Fee...................      12
  Mortality and Expense Risk Charge...      12
  Cost of Insurance Charge............      12
  Administrative Fee..................      12
  Policy Loan Interest................      13
  Rider Charges.......................      13
  Case Exceptions.....................      13
YOUR INSURANCE POLICY.................      13
  Application.........................      14
  Owner...............................      14
  Right to Examine Period.............      14
  Initial Specified Amount............      15
  Transfers...........................      15
  Limits on Frequent Transfers........      15
  Optional Sub-Account Allocation
   Programs...........................      16
  Riders..............................      17
  Continuation of Coverage............      18

CONTENTS                                  PAGE
--------                                  ----
  Termination of Coverage.............      18
  State Regulation....................      18
PREMIUMS..............................      18
  Allocation of Net Premium Payment...      18
  Planned Premiums; Additional
   Premiums...........................      19
  Policy Values.......................      19
DEATH BENEFITS........................      20
  Death Benefit Options...............      20
  Changes to Initial Specified Amount
   and Death Benefit Options..........      21
  Death Benefit Proceeds..............      22
POLICY SURRENDERS.....................      23
  Partial Surrender...................      23
POLICY LOANS..........................      24
LAPSE AND REINSTATEMENT...............      24
  No Lapse Provision..................      25
  Reinstatement of a Lapsed Policy....      26
TAX ISSUES............................      27
  Taxation of Life Insurance Contracts
   in General.........................      27
  Policies Which Are MECs.............      28
  Policies Which Are Not MECs.........      29
  Other Considerations................      29
  Fair Value of Your Policy...........      30
  Tax Status of Lincoln Life..........      30
RESTRICTIONS ON FINANCIAL
 TRANSACTIONS.........................      31
LEGAL PROCEEDINGS.....................      31
FINANCIAL STATEMENTS..................      31
CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION...............      32

POLICY SUMMARY

                    BENEFITS OF YOUR POLICY

                    DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

                    TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

                    ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

                    FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

                    RISKS OF YOUR POLICY

                    FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

                    UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

                    POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

                    DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

                    ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy in the first 10-15 years. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit.

                    ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

                    CHARGES AND FEES

                    This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy.

This table describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.

                                        TRANSACTION FEES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Maximum Premium Load      When you pay a premium.      5.0% of each premium payment.
Surrender Charge          Upon full surrender of your  Surrender charge varies by age of the
                          policy (years 1-15). When    insured, the number of years since the
                          you make certain specified   date of issue or the date of an increase
                          amount decreases (years      in specified amount, and specified
                          1-10).                       amount. This charge will never exceed
                                                       $46.82 per $1000 of specified amount.
Partial Surrender Fee     When you take a partial      The lesser of $25 or 2% of the amount
                          surrender of your policy.    surrendered.
Fund Transfer Fee         Applied to any transfer      $25 (this charge is currently being
                          request in excess of 24      waived)
                          made during any policy
                          year.
Policy Loan Interest      Upon full surrender of your  Will vary by loan amount, loan duration,
                          policy.                      repayments.

This table describes the fees and expenses that you will pay periodically during the time that you own your policy, in addition to the fund operating expenses shown in the next table.

                      PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Cost of Insurance*        Monthly                      This charge is the cost of insurance rate
                                                       times the net amount at risk. The net
                                                       amount at risk is the difference between
                                                       the death benefit and the value of your
                                                       policy as of any month. The cost of
                                                       insurance rate depends on the policy
                                                       duration, the age, underwriting category
                                                       and gender of the insured.
  Minimum and Maximum                                  The monthly cost of insurance rates for
  Charge                                               standard issue individuals ranges from a
                                                       guaranteed minimum of $.00 per $1,000 per
                                                       month to a guaranteed maximum of $83.33
                                                       per $1,000 per month of net amount at
                                                       risk.
                                                       Individuals with a higher mortality risk
                                                       than standard issue individuals can be
                                                       charged from 125% to 800% of the standard
                                                       rate.
  Charge for a                                         For a male, age 45, nonsmoker, the
  Representative Insured                               guaranteed maximum monthly cost of
                                                       insurance rate is $.38 per $1,000 of net
                                                       amount at risk.
                                                       For a female, age 45, nonsmoker, the
                                                       guaranteed maximum monthly cost of
                                                       insurance rate is $.30 per $1,000 of net
                                                       amount at risk.
Mortality and Expense     Daily (at the end of each    Daily charge as a percentage of the value
Risk Charge ("M&E")       valuation day).              of the Separate Account, guaranteed at an
                                                       effective annual rate of 0.90% in policy
                                                       years 1-19 and 0.20% in policy years 20
                                                       and beyond.
Administrative Fee        Monthly                      A flat fee of $10 per month in all years.
                                                       For the first two policy years from issue
                                                       date or increase in specified amount,
                                                       there is an additional charge that varies
                                                       with the insured's age. This charge will
                                                       never exceed $0.42 per $1000 of specified
                                                       amount.
Policy Loan Interest      Annually                     Interest charged to the Loan Account
                                                       value, at an annual interest rate of 5%.

                      PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Rider Charges                                          Individualized based on optional Rider(s)
                                                       selected.
  Estate Tax Repeal       One-time charge at issue     $250
  Rider
  Waiver of Monthly       Monthly                      The charge is the sum of all other
  Deduction Rider                                      covered monthly charges for the policy
                                                       and all riders, multiplied by a rate
                                                       factor. The rate factor depends on the
                                                       age, underwriting category and gender of
                                                       the insured. The maximum rate factor is
                                                       12%.
  Accounting Value Rider  N/A                          There is no charge for this rider.
  Change of Insured       N/A                          There is no charge for this rider.
  Rider

* The cost of insurance varies based on individual characteristics. The cost of insurance charge shown in the table may not be representative of the charge that a particular policy owner will pay. You may obtain more information about the particular cost of insurance that would apply to you by requesting a personalized policy illustration from your financial adviser.

This table shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time that you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

         TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           TOTAL ANNUAL OPERATING EXPENSE                     MINIMUM                 MAXIMUM
Total management fees, distribution and/or service             0.31%                   2.65%
(12b-1) fees, and other expenses.

Funds may offer waivers and reduction to lower their fees. Currently such waivers and reductions range from 0.00% to 1.45%. These waivers and reductions generally extend through April 30, 2003 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

                    The Lincoln Life & Annuity Company of New York (Lincoln
                    Life) (EIN 16-1505436), founded in New York in 1996. Our principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

                    Lincoln Life & Annuity Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on November 24, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Department of Insurance.

                    Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.

                    FUNDS

                    The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

                    A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

                    Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

                    There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

                    Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

                    The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.

                    AIM VARIABLE INSURANCE FUNDS, advised by AIM Advisors, Inc.

                        AIM V. I. Growth Fund (Series I Shares): Growth of capital

                        AIM V. I. International Growth Fund (Series I Shares):
                        Long-term growth of capital

                        AIM V. I. Premier Equity Fund (Series I Shares):
                        Long-term growth of capital

                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.

                        AllianceBernstein Small Cap Value Portfolio (Class A):
                        Long-term growth

                        Growth and Income Portfolio (Class A): Growth and income

                        Premier Growth Portfolio (Class A): Maximum capital appreciation

                        Technology Portfolio (Class A): Maximum capital appreciation

                    AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company

                        Global Small Capitalization Fund (Class 2): Maximum capital appreciation

                        Growth Fund (Class 2): Long-term growth

                        Growth-Income Fund (Class 2): Growth and income

                        International Fund (Class 2): Long-term growth

                    DELAWARE VIP TRUST, advised by Delaware Management Company

                        High Yield Series (Standard Class): Total return

                        Large Cap Value Series(Standard Class): Growth and income

                        REIT Series (Standard Class): Total return

                        Small Cap Value Series (Standard Class): Capital appreciation

                        Trend Series (Standard Class): Maximum capital appreciation

                        U. S. Growth Series (Standard Class): Capital appreciation

                    FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management and Research Company

                        Contrafund Portfolio (Service Class): Long-term growth

                        Equity-Income Portfolio (Service Class): Growth and income

                        Growth Portfolio (Service Class): Long-term growth

                        Overseas Portfolio (Service Class): Long-term growth

                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisors, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund

                        Franklin Small Cap Fund (Class 1): Long-term capital growth

                        Templeton Growth Securities Fund (Class 1): Long-term capital growth

                    JANUS ASPEN SERIES, advised by Janus Capital Management LLC

                        Aggressive Growth Portfolio (Service Shares): Maximum capital appreciation

                        Balanced Portfolio (Service Shares): Growth and income

                        Worldwide Growth Portfolio (Service Shares): Maximum capital appreciation

                    LINCOLN NATIONAL FUNDS (LN), advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, and Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund.

                        LN Aggressive Growth Fund, Inc.: Maximum capital appreciation

                        LN Bond Fund, Inc.: Income

                        LN Capital Appreciation Fund, Inc.: Long-term growth

                        LN Global Asset Allocation Fund, Inc.: Growth and income

                        LN International Fund, Inc.: Long-term growth

                        LN Money Market Fund, Inc.: Preservation of capital

                        LN Social Awareness Fund, Inc: Long-term growth

                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company

                        Capital Opportunities Series (Initial Class): Long-term growth

                        Emerging Growth Series (Initial Class): Maximum capital appreciation

                        Total Return Series (Initial Class): Growth and income

                        Utilities Series (Initial Class): Long-term growth

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

                        Mid-Cap Growth Portfolio: Growth of capital

                        Regency Portfolio: Long-term growth

                    PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.

                        Growth & Income Fund (Class IB): Growth and income

                        Health Sciences Fund (Class IB): Maximum capital appreciation

                    SCUDDER VIT FUNDS TRUST, advised by Deutsche Asset
                    Management

                        EAFE-Registered Trademark- Equity Index Fund: Long-term growth

                        Equity 500 Index Fund: Long-term growth

                        Small Cap Index Fund: Maximum capital appreciation

                    FUND WITHDRAWAL AND SUBSTITUTION

                    Lincoln Life may withdraw funds and substitute shares of other funds if:
                    1) the shares of any fund should no longer be available for investment by the Separate Account; or
                    2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

                    We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

                    VOTING RIGHTS

                    The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

                    We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

                    Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

                    In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

                    The monthly deductions, including the cost of insurance charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account, unless you instruct us otherwise. The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day.

                    If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    We deduct 5% from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

                    SURRENDER CHARGES

                    A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

                    The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $46.82 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

                    The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount.

                    Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

                    Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

                    A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

                       1)occurs after the tenth policy anniversary following
                         issue of the initial specified amount; or
                       2)is directly caused by a death benefit option change; or
                       3)is caused by a partial surrender; or
                       4)when added to the sum of all prior decreases, does not
                         exceed 25% of the initial specified amount.

                    B. For all other decreases, the charge will be calculated as
                    1) minus 2), then divided by 3) and then multiplied by 4), where:

                       1)is the amount of this decrease plus any prior
                         decreases;
                       2)is the greater of an amount equal to 25% of the initial
                         specified amount or the sum of all prior decreases;
                       3)is the initial specified amount; and
                       4)is the then applicable surrender charge from the
                         schedule in the policy.

                    We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

                    If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

                    Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

                    If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

                    Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

                    PARTIAL SURRENDER FEE

                    No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

                    FUND TRANSFER FEE

                    For each transfer request in excess of 24 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

                    MORTALITY AND EXPENSE RISK CHARGE

                    We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.90% in policy years 1-19 and 0.20% in policy years 20 and beyond.

                    COST OF INSURANCE CHARGE

                    A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

                    The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase as the insured ages. Cost of insurance rates are generally lower for healthy individuals.

                    The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

                    The cost of insurance charge is guaranteed not to exceed a maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.

                    ADMINISTRATIVE FEE

                    There is a flat monthly deduction of $10 in all years.

                    For the first two policy years from issue date or increase in specified amount, there is an additional charge that varies with the insured's age. A table of these expense charges is included in each policy. This charge will never exceed $0.4242 per $1000 of specified amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    POLICY LOAN INTEREST

                    If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5%. We will credit 4% interest on the Loan Account value in all years.

                    RIDER CHARGES

                    Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum and current rate factor is 12%.

                    Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

                    CASE EXCEPTIONS

                    Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.

YOUR INSURANCE POLICY

                    Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.

                    We may change the policy to ensure that the policy, our operations, and the separate account's operations continue to comply with applicable laws and regulations. In addition, we may change the policy to reflect a change in the Separate Account's operations or organization. If we change the policy, we will notify you in writing, and we will make appropriate endorsements to the policy.

                    The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; name of the insured; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium.

                    When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

                    The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

                    Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

                    The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.

                    Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

                    We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

                    Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

                    APPLICATION

                    If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, age, and gender of the insured.

                    A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the insured.

                    OWNER

                    The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

                    1) initial death benefit amount and death benefit option;
                    2) optional No Lapse protection and riders;
                    3) the amount and frequency of premium payments; and
                    4) the amount of net premium payment to be placed in the
                       selected Sub-Accounts or the Fixed Account.

                    You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

                    RIGHT-TO-EXAMINE PERIOD

                    You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.

                    Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return any premium payments made.

                    INITIAL SPECIFIED AMOUNT

                    You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

                    TRANSFERS

                    You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

                    During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

                    1) 25% of the Fixed Account value as of the immediately
                       preceding policy anniversary, or
                    2) the total dollar amount transferred from the Fixed
                       Account in the immediately preceding policy year.

                    Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

                    Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

                    LIMITS ON FREQUENT TRANSFERS

                    Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.

                    We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include:
                    1) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
                    2) not accepting preauthorized transfer forms from
                       market-timers or other entities acting on behalf of more than one policy owner at a time.

                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds.

                    We will notify you in writing if we have restricted or refused any of your transfer requests.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

                    DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

                    You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

                    Dollar cost averaging terminates automatically:

                    (1) if the value in the Money Market Sub-Account or the
                        Fixed Account is insufficient to complete the next transfer;
                    (2) one week after our Administrative Office receives a
                        request for termination in writing or by telephone, with adequate authentication;
                    (3) after 12 or 24 months (as elected on your application);
                        or
                    (4) if your policy is surrendered.

                    AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

                    You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

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
                    RIDERS

                    We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

                    WAIVER OF MONTHLY DEDUCTION RIDER: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.

                    ACCOUNTING VALUE RIDER: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.

                    CHANGE OF INSURED RIDER: With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured.

                    ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

                    For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R.
                    1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

                    This rider terminates on the earliest of:
                    1) one year from the start date;
                    2) December 31, 2010, provided no Estate Tax Repeal, as
                       defined above, has been enacted;
                    3) the date you request termination of the rider;
                    4) termination of your policy; or
                    5) full surrender of your policy prior to the start date.

                    If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

                    CONTINUATION OF COVERAGE

                    If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:
                    1) we will no longer accept premium payments;
                    2) we will make no further deductions;
                    3) policy values held in the Separate Account will be
                       transferred to the Fixed Account; and
                    4) we will no longer transfer amounts to the Sub-Accounts.

                    TERMINATION OF COVERAGE

                    All policy coverage terminates on the earliest of:
                    1) surrender of the policy;
                    2) death of the insured; or
                    3) failure to pay the necessary amount of premium to keep
                       your policy in force.

                    STATE REGULATION

                    New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.

PREMIUMS

                    You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid anytime before the insured reaches age 100. If the insured dies when there is a minimum required premium due, we will pay the death benefit, but will deduct from it any charges which are due to us.

                    The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

                    You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at anytime. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is generally 4:00 P.M., Eastern Time.

                    The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

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
                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

                    In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

                    Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied first to reduce policy indebtedness. There is no premium load on such payments to reduce indebtedness.

                    You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

                    We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

                    We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. The excess amount will be returned to you.

                    POLICY VALUES

                    Policy value in a variable life insurance policy is also called the accumulation value.

                    The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

                       1)net premium payments made;

                       2)the amount of any partial surrenders;

                       3)any increases or decreases as a result of market
                         performance of the Sub-Accounts;

                       4)interest credited to the Fixed Account or the Loan
                         Account; and

                       5)all charges and fees deducted.

                    The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

                    A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

                    1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
                    2) the liabilities of the Sub-Account at the end of the
                       valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
                    3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

                    In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

                    The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

                    The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

                    The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4%.

                    The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

                    We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

                    The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

                    DEATH BENEFIT OPTIONS

                    Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

                    1) the amount determined by the death benefit option in
                       effect on the date of the death of the insured, less any indebtedness; or
                    2) a percentage of the accumulation value equal to that
                       required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

OPTION            DEATH BENEFIT PROCEEDS EQUAL TO THE                     VARIABILITY
  1     Specified amount (a minimum of $100,000)                  None; level death benefit
  2     Sum of the specified amount plus the net accumulation     May increase or decrease
        value as of the date of the insured's death.              over time, depending on the
                                                                  amount of premium paid and
                                                                  the investment performance
                                                                  of the underlying
                                                                  Sub-Accounts or the Fixed
                                                                  Account.
  3     Sum of the specified amount plus the accumulated          Will generally increase,
        premiums (all premiums paid minus the cumulative policy   depending on the amount of
        factor, if that factor is elected) up to the limit shown  premium paid.
        in the policy specifications, as of the date of the
        insured's death. Any premium paid that will cause the
        death benefit proceeds to exceed this limit will be
        applied to the policy, but will not increase the death
        benefit. The cumulative policy factor, normally used in
        business situations, is calculated as:
        a)  the applicable monthly rate then used by the
        Internal Revenue
        Service (IRS); or
        b)  an alternative monthly rate permitted by the IRS;
        times
        c)  the specified amount divided by 1000.

                    The death benefit option may be changed by the owner as long as the policy is in force, and is revocable at any time. If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

                    CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.

                    You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

OPTION CHANGE                             IMPACT
   1 to 2      The specified amount will be reduced by the accumulation
               value as of the effective date of change.
   2 to 1      The specified amount will be increased by the accumulation value as of the effective date of change.
   1 to 3      The specified amount will not change
   3 to 1      The specified amount will be increased by accumulated
               premiums (less the cumulative policy factor if that factor is elected) as of the effective date of change.
   2 to 3      The specified amount will be increased by the accumulation value as of the effective date of change.
   3 to 2      - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor
                 elected), the specified amount will be reduced by the
                 accumulation value less accumulated premium (plus
                 cumulative policy factor if that factor is elected) as of
                 the effective date of change.
               - If the accumulation values is less than the accumulated
               premium (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated
                 premium (less the cumulative policy factor if that factor
                 is elected), less the accumulation value as of the
                 effective date of change.

                    Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load.

                    We may decline any request for a change among death benefit options or increase in the specified amount. We may also decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

                    Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

                    DEATH BENEFIT PROCEEDS

                    Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

                    After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

                    You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

                    The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

                    Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

                    At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.

                    PARTIAL SURRENDER

                    You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                  IMPACT OF PARTIAL SURRENDER
       1          Will reduce the accumulation value and the specified amount.
       2          Will reduce the accumulation value, but not the specified
                  amount.
       3          Will reduce the accumulated premiums, and the specified
                  amount to the extent that the amount of the partial
                  surrender exceeds the accumulated premiums.

                    We may at our discretion decline any request for a partial surrender.

POLICY LOANS

                    You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Policy loans reduce the policy's death benefit and accumulation value.

                    A policy loan affects the accumulation value and the proceeds payable upon death. The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Interest on policy loans accrues at an effective annual rate of 5%, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

                    The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4% in all years, so the net cost of your policy loan is 1%.

                    Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

                    If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

                    If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

                    1) because it has been exhausted by earlier deductions;

                    2) as a result of poor investment performance;

                    3) due to partial surrenders;

                    4) due to indebtedness for policy loans; or

                    5) because of a combination of any of these factors.

                    If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

                    If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 61 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid.

                    NO LAPSE PROVISION

                    Your policy includes a No Lapse provision. This means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.

                    There is no difference in the calculation of policy values and death benefit between a policy that has an active No Lapse provision, and a policy that does not.

                    There is no charge for this feature. It is only available with death benefit options 1 and 2.

                    There are three levels of No Lapse protection:
                    1) a guarantee to insured age 100 (must be selected at time of policy application);
                    2) a guarantee for the first 20 policy years; and
                    3) a guarantee for the first 10 policy years.

                                                                 PROVISION WILL TERMINATE
     LEVEL                   LAPSE PROTECTION                      UPON THE EARLIEST OF
Age 100           If elected, a payment of the age 100    1) the age 100 premium requirement is
                  No Lapse premium is due as of the date  not met,
                  of issue and each monthly anniversary   2) there is a change in the death
                  day to guarantee the policy will not    benefit option, or
                  lapse before the insured reaches age    3) the insured reaches age 100.
                  100. All, or a portion of, the          A period of at least 61 days will be
                  remaining monthly premiums can be paid  granted for the age 100 No Lapse
                  in advance at any time.                 premium if on any monthly anniversary
                  As long as the sum of all premium       day it is determined that the age 100
                  payments (less any indebtedness and     No Lapse premium has not been met. At
                  partial surrenders) is at least equal   least 31 days before the end of that
                  to the sum of the age 100 no lapse      period, we will notify you of the
                  premiums since the date of issue, the   amount of premium necessary to
                  policy will not lapse until the         maintain the age 100 No Lapse
                  insured reaches age 100, even if the    provision.
                  net accumulation value is insufficient  Once the age 100 No Lapse provision is
                  to meet the monthly deductions.         terminated, it cannot be reinstated.
                                                          However, you may still qualify for
                                                          either the 20 year or 10 year No Lapse
                                                          provision.

                                                                 PROVISION WILL TERMINATE
     LEVEL                   LAPSE PROTECTION                      UPON THE EARLIEST OF

First 20 policy   During the first 20 years the policy    1) a change in the death benefit
years             will not lapse, even if the net         option,
                  accumulation value is insufficient to   2) the insured's age 100, or
                  meet the monthly deductions, as long    3) the beginning of the 21st policy
                  as the sum of:                          year.
                  - all premium payments (less any        No additional period will be granted
                  partial surrenders) accumulated at 4%   for the 20 year No Lapse premium if on
                  interest                                any monthly anniversary day it is
                  - minus any indebtedness                determined that the 20 year No Lapse
                  is at least equal to the sum of the 20  premium has not been met.
                  year No Lapse premiums due since date   Continuing to pay the 20 year No Lapse
                  of issue (shown in the policy           premium beyond the termination of the
                  specifications), accumulated at 4%      20 year No Lapse provision does not
                  interest.                               guarantee that the policy will not
                                                          lapse. Payments must be sufficient to
                                                          cover your monthly deductions.
                                                          However, you may still qualify for the
                                                          10 year No Lapse provision.

First 10 policy   During the first 10 years the policy    1) a change in the death benefit
years             will not lapse, even if the net         option,
                  accumulation value is insufficient to   2) the insured's age 100, or
                  meet the monthly deductions, as long    3) the beginning of 11th policy year.
                  as the sum of:                          No additional period will be granted
                  - all premium payments (less any        for the 10 year No Lapse premium if on
                  partial surrenders) accumulated at 4%   any monthly anniversary day it is
                  interest                                determined that the 10 year No Lapse
                  - minus any indebtedness                premium has not been met.
                  is at least equal to the sum of the 10  Continuing to pay the 10 year No Lapse
                  year No Lapse premiums due since date   premium beyond the termination of the
                  of issue (shown in the policy           10 year No Lapse provision does not
                  specifications), accumulated at 4%      guarantee that the policy will not
                  interest.                               lapse. Payments must be sufficient to
                                                          cover your monthly deductions.

                    If you fail to satisfy the requirements for the age 100, 20- and 10-year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, will lapse.

                    Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.

                    REINSTATEMENT OF A LAPSED POLICY

                    If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy provided:
                    1) it has not been surrendered;
                    2) there is an application for reinstatement in writing;
                    3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk;
                    4) we receive a payment sufficient to keep your policy in
                       force for at least two months, and
                    5) any accrued loan interest is paid.

                    The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

                    The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists.

                    These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    FAIR VALUE OF YOUR POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of your policy. The fair value is measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value, although the amount of the net accumulation value will typically be important in valuing your policy for this purpose. For some but not all purposes, the fair value may be the surrender value. The fair value may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the insured grows older. Moreover, on the death of the insured, it tends to increase significantly. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair value of the policy if purchased for a particular purpose.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business.

FINANCIAL STATEMENTS

                    Financial statements of both the Company and the Separate Account are located in the SAI.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI

GENERAL INFORMATION...................       2
  Lincoln Life........................       2
  Registration Statement..............       2
  Changes of Investment Policy........       2
  Principal Underwriter...............       2
  Disaster Plan.......................       3
  Advertising.........................       3
SERVICES..............................       3
  Fund Participation Agreements.......       3
  Distribution of Policies and
   Compensation.......................       3
  Independent Auditors................       4
  Accounting Services.................       4
  Checkbook Service for
   Disbursements......................       4

POLICY INFORMATION....................       4
  Case Exceptions.....................       4
  Assignment..........................       5
  Change of Ownership.................       5
  Beneficiary.........................       5
  Change of Plan......................       6
  Settlement Options..................       6
  Deferral of Payments................       6
  Incontestability....................       6
  Misstatement of Age or Gender.......       7
  Suicide.............................       7
ADDITIONAL INFORMATION ABOUT CHARGES..       7
  Surrender Charges...................       7
FINANCIAL STATEMENTS..................       7
  Company.............................
  Separate Account....................

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

Lincoln Life & Annuity Flexible Premium Variable Life Account M
1933 Act Registration No. 333-84688
1940 Act Registration No. 811-08559

                               END OF PROSPECTUS

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)
                               DATED ___________
                  RELATING TO PROSPECTUS DATED ___________ FOR
                           LINCOLN VUL(DB)-II PRODUCT
  LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M, REGISTRANT
             LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK, DEPOSITOR

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
      Client Service Center, MVL-1
     350 Church Street
     Hartford, CT 06103-1106;
or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln VUL(DB)-II product prospectus.

                          TABLE OF CONTENTS OF THE SAI

CONTENT                                   PAGE
-------                                   ----
GENERAL INFORMATION...................       2
  Lincoln Life........................       2
  Registration Statement..............       2
  Changes of Investment Policy........       2
  Principal Underwriter...............       2
  Disaster Plan.......................       3
  Advertising.........................       3
SERVICES..............................       3
  Fund Participation Agreements.......       3
  Distribution of Policies and
   Compensation.......................       3
  Independent Auditors................       4
  Accounting Services.................       4
  Checkbook Service for
   Disbursements......................       4

CONTENT                                   PAGE
-------                                   ----

POLICY INFORMATION....................       4
  Case Exceptions.....................       4
  Assignment..........................       5
  Change of Ownership.................       5
  Beneficiary.........................       5
  Change of Plan......................       6
  Settlement Options..................       6
  Deferral of Payments................       6
  Incontestability....................       6
  Misstatement of Age or Gender.......       7
  Suicide.............................       7
ADDITIONAL INFORMATION ABOUT CHARGES..       7
  Surrender Charges...................       7
FINANCIAL STATEMENTS..................       7
  Company.............................
  Separate Account....................

GENERAL INFORMATION

                    LINCOLN LIFE

                    Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") is engaged primarily in the direct issuance of life insurance policies and annuity contracts. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company, which is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding Company domiciled in Indiana. The policy described in this SAI is available only in New York.

                    Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

                    CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

                    In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.

                    PRINCIPAL UNDERWRITER

                    Lincoln Financial Advisors Corporation ("LFA"), an affiliate of Lincoln Life, is the principal underwriter for the policies. LFA is registered with the Securities and Exchange

                    Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.

                    DISASTER PLAN

                    We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

                    ADVERTISING

                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

SERVICES

                    FUND PARTICIPATION AGREEMENTS

                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .45% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the Advisors.

                    DISTRIBUTION OF THE POLICIES AND COMPENSATION

                    The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and

                    "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

                    We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.

                    INDEPENDENT AUDITORS

                    (To be filed by amendment)

                    ACCOUNTING SERVICES

                    We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.

                    CHECKBOOK SERVICE FOR DISBURSEMENTS

                    We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

                    We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

                    CASE EXCEPTIONS

                    This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

                    ASSIGNMENT

                    While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

                    CHANGE OF OWNERSHIP

                    As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer and subject to receipt by the Company. We may require that the policy be submitted to us for endorsement before making a change.

                    BENEFICIARY

                    The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

                    You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature and subject to receipt by the Company.

                    If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

                    CHANGE OF PLAN

                    Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.

                    SETTLEMENT OPTIONS

                    You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

                    If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

                    Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

                    You have at least four settlement options:
                    1) an annuity for the lifetime of the payee;
                    2) an annuity for the lifetime of the payee, with monthly
                       payments guaranteed for 60, 120, 180, or 240 months;
                    3) monthly payments for a stated number of years, at least five but no more than thirty.
                    4) payment of a maximum of 3% interest annually on the sum left on deposit.

                    We may offer you or your beneficiary additional settlement options in the future.

                    DEFERRAL OF PAYMENTS

                    Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

                    INCONTESTABILITY

                    The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.

                    MISSTATEMENT OF AGE OR GENDER

                    If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:
                    1) the net amount at risk at the time of the insured's
                       death;
                    2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
                    3) the accumulation value at the time of the insured's
                       death.

                    The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

                    SUICIDE

                    If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.

ADDITIONAL INFORMATION ABOUT CHARGES

                    SURRENDER CHARGES

                    The initial maximum surrender charge is calculated as
                    (a) plus (b), with that result not to exceed (c), minus (d), where
                       (a)is 1.25 times the curtate net level premium for the
                          specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                       (b)is $10 per $1000 of specified amount;
                       (c)is $50 per $1000 of specified amount; and
                       (d)is the total of the per thousand charges assessed in
                          the first two years.

                    Algebraically, this formula is equivalent to Min{a+b,c} -d.

                    The maximum surrender charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 15 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times (b), where
                       (a)is the initial maximum surrender charge; and
                       (b)is the ratio of a life contingent annuity due
                          beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.

FINANCIAL STATEMENTS

                    The December 31, 2002 financial statements of the Company and the Separate Account will be filed by amendment.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

     (1)  Resolution of the Board of Directors of The Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)
     (2)  Commission Schedule for Variable Life Policies.(5)
     (3)  (a)       Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors
                    Corporation and Lincoln Life & Annuity Company of New York.(4)
          (b)       Selling Group Agreement.(4)
     (4)  (a)       Proposed Form of Policy LN 690 NY(10)
          (b)       Riders. LR 434 NY LNY and LR 435 NY LNY.(3)
          (c)       Accounting Value Rider -- Policy Form LR500 NY(6)
          (d)       Change of Insured Rider -- Policy Form LR496 NY(6)
          (e)       Estate Tax Repeal Rider -- Policy Form LR511 NY(9)
          (f)       Supplemental Term Insurance Rider -- Policy Form LR515 NY(10)
     (5)  (a)       Application B10399 NY(5)
          (b)       Addendum to Application -- Policy Form B15 NY(10)
     (6)  (a)       Articles of Incorporation of Lincoln Life & Annuity Company of New York.(1)
          (b)       Bylaws of Lincoln Life & Annuity Company of New York.(1)
     (7)  Reinsurance Contracts (to be filed by amendment)
     (8)  Fund Participation Agreements and amendments thereto Agreements between The Lincoln National Life
          Insurance Company and:
          (a)       AIM Variable Insurance Funds(7)
          (b)       Alliance Variable Products Series Fund, Inc.(7)
          (c)       American Funds Insurance Series(7)
          (d)       BT Insurance Funds Trust(7)
          (e)       Delaware Group Premium Fund(7)
          (f)       Fidelity Variable Insurance Products Fund(7)
          (g)       Franklin Templeton Variable Products Series Fund(7)
          (h)       Janus Aspen Series(7)
          (i)       Lincoln National Funds(7)
          (j)       MFS Variable Insurance Trust(7)
          (k)       Neuberger & Berman Advisers Management Trust(7)
          (l)       Putnam Variable Trust(7)
     (9)  Amendments to the Service Agreements between LLANY and Delaware Service Co., Inc.(8)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert O. Sheppard, Esq. (to be filed by amendment)
    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors. (to be filed by amendment)
    (15)  Not applicable.

    (16)  Not applicable.
    (17)  Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Lorry J. Stensrud**                            President and Director
John H. Gotta****                              2nd Vice President and Director
Janet Chrzan**                                 2nd Vice President and Chief Financial
                                               Officer
J. Patrick Barrett                             Director
 Chairman and CEO
 Carpat Investments
 4605 Watergap
 Manlius, NY 13104
Robert D. Bond**                               Director
Jon A. Bosica***                               Director
Diane Dillman**                                Assistant Vice President and Director of
                                               Annuities Compliance
Christine Frederick****                        Assistant Vice President and Life Compliance
                                               Officer
Steven M. Kluever**                            2nd Vice President
Barbara S. Kowalczyk***                        Director
M. Leanne Lachman                              Director
 Principal
 Lend Lease Real Estate Investments
 787 7th Avenue -- 46th Floor
 New York, NY 10019
Louis G. Marcoccia                             Director
 Senior Vice President
 Syracuse University
 Skytop Office Building
 Skytop Road
 Syracuse, NY 13244-5300
Gary W. Parker****                             2nd Vice President and Director
John M. Pietruski                              Director
 One Penn Plaza
 Suite 3408
 New York, NY 10119
Ron J. Ponder                                  Director
 President & CEO
 Telecom, Media & Networks Americas
 A Cap Gemini Ernst & Young Company
 25 Airport Road
 Morristown, NJ 07960
Mark E. Reynolds**                             Director
Robert O. Sheppard*                            2nd Vice President and General Counsel

Eldon J. Summers**                             Treasurer
Richard C. Vaughan***                          Director
C. Suzanne Womack***                           Secretary

------------------------

*    Principal business address is 100 Madison Street, 17th Floor, Syracuse, NY
     13202

**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(11)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                                                  PRINCIPAL UNDERWRITERS

(a)       LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for
          Flexible Premium Variable Life Insurance.

(b)       See Item 28.

(c)       N/A

Item 32.

                                             LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National
          Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The
          accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market
          Street, Philadelphia, Pennsylvania 19103.

Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) filed on July 28, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-52194) filed on April 19, 2002.
(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed April 4, 2002.
(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.
(10) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84688) filed March 21, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-92291) filed on October 8, 2002.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-84688) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 7th day of March, 2003.

                                          LINCOLN LIFE & ANNUITY FLEXIBLE
                                          PREMIUM VARIABLE LIFE ACCOUNT M
                                          (REGISTRANT)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                             SENIOR VICE PRESIDENT AND DIRECTOR
                                                            OF
                                             LINCOLN LIFE & ANNUITY COMPANY OF
                                                         NEW YORK

                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                          YORK
                                          (DEPOSITOR)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                             SENIOR VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below on March 7, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ LORRY J. STENSRUD*                President and Director
   -------------------------------------------      (Principal Executive
                Lorry J. Stensrud                   Officer)

                /s/ JANET CHRZAN*                   Senior Vice President and
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

                /s/ JOHN H. GOTTA*                  Second Vice President,
   -------------------------------------------      Assistant Secretary and
                  John H. Gotta                     Director

               /s/ GARY W. PARKER*                  Second Vice President and
   -------------------------------------------      Director
                  Gary W. Parker

             /s/ J. PATRICK BARRETT*                Director
   -------------------------------------------
                J. Patrick Barrett

               /s/ ROBERT D. BOND*                  Director
   -------------------------------------------
                  Robert D. Bond

                /s/ JON A. BOSCIA*                  Director
   -------------------------------------------
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK*             Director
   -------------------------------------------
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN*            Director
   -------------------------------------------
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA*                Director
   -------------------------------------------
                Louis G. Marcoccia

              /s/ JOHN M. PIETRUSKI*                Director
   -------------------------------------------
                John M. Pietruski

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ RON J. PONDER*                  Director
   -------------------------------------------
                  Ron J. Ponder

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

              /s/ MARK E. REYNOLDS*                 Director
   -------------------------------------------
                 Mark E. Reynolds

* By     /s/ GARY W. PARKER
--------------------------------------------------
     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 1 to the Registration Statement

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2001.

                  SIGNATURE                              TITLE
                  ---------                              -----
            /s/ Lorry J. Stensrud               President and Director
   --------------------------------------        (Principal Executive
              Lorry J. Stensrud                        Officer)

              /s/ Janet Chrzan                 Second Vice President and
   --------------------------------------       Chief Financial Officer
                Janet Chrzan                     (Principal Financial
                                                 Officer and Principal
                                                  Accounting Officer)

             /s/ Gary W. Parker                Second Vice President and
   --------------------------------------              Director
               Gary W. Parker

           /s/ J. Patrick Barrett                      Director
   --------------------------------------
             J. Patrick Barrett

             /s/ Robert D. Bond                        Director
   --------------------------------------
               Robert D. Bond

              /s/ Jon A. Boscia                        Director
   --------------------------------------
                Jon A. Boscia

        /s/ Barbara Steury Kowalczyk                   Director
   --------------------------------------
          Barbara Steury Kowalczyk

        /s/ Marguerite Leanne Lachman                  Director
   --------------------------------------
          Marguerite Leanne Lachman

           /s/ Louis G. Marcoccia                      Director
   --------------------------------------
             Louis G. Marcoccia

            /s/ John M. Pietruski                      Director
   --------------------------------------
              John M. Pietruski

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ Ron J. Ponder                        Director
   --------------------------------------
                Ron J. Ponder

           /s/ Richard C. Vaughan                      Director
   --------------------------------------
             Richard C. Vaughan

FOR JANET CHRZAN
STATE OF INDIANA
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Tina M. Drzewiecki
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               12/20/08

FOR ROBERT D. BOND
STATE OF INDIANA
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Brenda S. Henline
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/16/07

FOR RON J. PONDER
STATE OF NEW JERSEY
COUNTY OF MORRIS
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Barbara Welsh
                                               -------------------------
                                               Notary Public
                                               Commission Expires 3/5/02

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August, 2001.

                  SIGNATURE                              TITLE
                  ---------                              -----

              /s/ John H. Gotta                 Second Vice President,
   --------------------------------------      Assistant Secretary, and
                John H. Gotta                          Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 22nd day of January, 2002.

                  SIGNATURE                              TITLE
                  ---------                              -----

            /s/ Mark E. Reynolds                       Director
   --------------------------------------
              Mark E. Reynolds

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               22nd day of January, 2002

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/29/08